Subsequent Event (Details) - 2 months ended Mar. 12, 2025 - Subsequent Event - O 2025 Q1 Dividends $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥) $ / shares	USD ($)
Subsequent Event [Line Items]
Common Stock, Dividends per share	$ 0.002
Amount of dividend	$ 53,126	$ 7,278
Dividends payable, Date of record	Apr. 11, 2025
Dividends payable, Date to be paid	Apr. 30, 2025
American depositary shares
Subsequent Event [Line Items]
Common Stock, Dividends per share	$ 0.02
Dividends payable, Date to be paid	May 02, 2025